Summary of Significant Accounting Policies -Summary of Finite Lived Intangible Assets Useful Lives (Detail)	Dec. 31, 2024
License Of Maintenance And Overhauls [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	26 months
VPT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
VMT [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Robotics Platform Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Others [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Minimum [Member] | Others [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years